GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments

July 31, 2022 (Unaudited)

Shares	Description	Value

Special Purpose Acquisition Company* – 20.7%
125,000	Anzu Special Acquisition Corp. I	$ 1,230,000
125,000	Apollo Strategic Growth Capital II	1,232,500
125,000	Arctos NorthStar Acquisition Corp.	1,222,500
100,000	Ares Acquisition Corp.	988,000
75,000	Arrowroot Acquisition Corp.	738,000
55,000	Authentic Equity Acquisition Corp.	543,950
25,000	B Riley Principal 250 Merger Corp.	245,250
100,000	Black Spade Acquisition Co.	975,000
100,000	BlueRiver Acquisition Corp.	986,000
25,000	CF Acquisition Corp. IV	246,750
12,312	Churchill Capital Corp. V	122,012
14,669	Churchill Capital Corp. VI	144,343
837	Churchill Capital Corp. VI Class A(a)	8,236
25,409	Churchill Capital Corp. VII	249,770
8,043	Churchill Capital Corp. VII Class A(a)	78,902
125,000	Clarim Acquisition Corp.	1,233,750
125,000	Climate Real Impact Solutions II Acquisition Corp.	1,233,750
52,649	Colonnade Acquisition Corp. II	518,066
125,000	Compute Health Acquisition Corp.	1,235,000
100,000	Constellation Acquisition Corp. I	983,000
37,731	FTAC Hera Acquisition Corp.	371,650
125,000	Gaming & Hospitality Acquisition Corp.	1,232,500
125,000	Gores Holdings VII, Inc.	1,231,250
100,000	Health Assurance Acquisition Corp.	993,000
125,000	JOFF Fintech Acquisition Corp.	1,232,500
50,000	Kadem Sustainable Impact Corp.	491,000
75,000	Landcadia Holdings IV, Inc.	736,500
75,000	Marlin Technology Corp.	738,750
50,000	Mason Industrial Technology, Inc.	488,000
2,386	Mason Industrial Technology, Inc. Class A(a)	23,383
100,000	New Vista Acquisition Corp.	988,000
17,881	Newbury Street Acquisition Corp.	176,128
40,044	North Atlantic Acquisition Corp. Class A	394,834
100,000	Pontem Corp.	990,000
58,919	Powered Brands	580,941
100,000	Priveterra Acquisition Corp.	986,000
42,000	Progress Acquisition Corp.	417,900
75,000	RMG Acquisition Corp. III	738,750
100,000	Ross Acquisition Corp. II	985,000
30,462	SportsTek Acquisition Corp.	301,574
75,000	Tailwind International Acquisition Corp.	738,750
75,000	TCW Special Purpose Acquisition Corp.	735,750
125,000	Thunder Bridge Capital Partners III, Inc.	1,232,500
100,000	Z-Work Acquisition Corp.	987,000

SPECIAL PURPOSE ACQUISITION COMPANY (Cost $32,490,245)		$ 32,006,439

Shares	Description	Value

Common Stocks – 35.8%
Aerospace & Defense – 0.2%
387	Northrop Grumman Corp.	$ 185,334
274	TransDigm Group, Inc.*	170,521

		355,855

Airlines* – 0.1%
5,100	Southwest Airlines Co.	194,412

Auto Components*(a) – 0.5%
43,561	Tenneco, Inc. Class A	821,996

Banks – 0.8%
218,971	China Construction Bank Corp. Class H	139,837
27,120	China Merchants Bank Co. Ltd. Class H	146,537
49,961	HSBC Holdings PLC	313,370
13,542	ICICI Bank Ltd. ADR	281,403
2,200	M&T Bank Corp.	390,390

		1,271,537

Beverages – 0.5%
3,423	Anheuser-Busch InBev SA	183,362
3,897	Heineken NV	384,193
1,734	Monster Beverage Corp.*	172,741

		740,296

Biotechnology*(a) – 1.7%
13,120	Biohaven Pharmaceutical Holding Co. Ltd.	1,915,782
504	Seagen, Inc.	90,710
7,878	Turning Point Therapeutics, Inc.	590,693

		2,597,185

Capital Markets – 0.6%
1,887	Deutsche Boerse AG	329,405
45,800	Oaktree Specialty Lending Corp.	322,432
597	S&P Global, Inc.	225,027

		876,864

Chemicals – 0.5%
23,120	Atotech Ltd.*	524,362
604	Linde PLC	182,408

		706,770

Communications Equipment – 1.0%
54,510	Adtran Holdings, Inc.	1,275,803
7,099	ADVA Optical Networking SE*	134,253
701	Motorola Solutions, Inc.	167,251

		1,577,307

Construction & Engineering – 0.7%
17,244	Boskalis Westminster	565,819
25,798	Infrastructure and Energy Alternatives, Inc.*(a)	364,268

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
512	Quanta Services, Inc.	$ 71,030

		1,001,117

Diversified Consumer Services(b) – 0.0%
5,019	Gymboree Holding Corp.	—

Diversified Telecommunication Services – 0.8%
21,784	Deutsche Telekom AG	413,874
29,000	Frontier Communications Parent, Inc.*	751,390

		1,165,264

Electric Utilities – 0.3%
4,298	Fortis, Inc.	203,027
3,499	NextEra Energy, Inc.	295,630

		498,657

Electronic Equipment, Instruments & Components – 0.5%
37,637	Hollysys Automation Technologies Ltd.	593,535
3,837	II-VI, Inc.	201,980

		795,515

Entertainment – 0.5%
5,940	Activision Blizzard, Inc.(a)	474,903
18,458	Sciplay Corp. Class A*	251,767

		726,670

Equity Real Estate Investment Trusts (REITs) – 1.5%
2,428	American Tower Corp.	657,575
67,400	Apartment Investment and Management Co. Class A*	560,768
610	Equinix, Inc.	429,281
16,900	Pebblebrook Hotel Trust	330,564
468	SBA Communications Corp. Class A	157,150
5,500	VICI Properties, Inc.	188,045

		2,323,383

Food & Staples Retailing – 0.1%
2,750	Metro, Inc.	152,280

Food Products – 0.1%
1,429	Nestle SA	175,091

Health Care Equipment & Supplies* – 0.0%
517	Edwards Lifesciences Corp.	51,979

Health Care Providers & Services – 0.7%
4,049	1Life Healthcare, Inc.*(a)	68,590
24,514	Hanger, Inc.*(a)	455,225
604	McKesson Corp.	206,314
664	UnitedHealth Group, Inc.	360,114

		1,090,243

Household Durables* – 0.2%
7,250	M/I Homes, Inc.	333,573

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.1%
2,364	Reckitt Benckiser Group PLC	$ 191,755

Insurance – 0.6%
6,974	AIA Group Ltd.	70,065
572	Alleghany Corp.*(a)	479,039
1,501	Aon PLC, Class A	436,851

		985,955

Interactive Media & Services – 0.3%
259	Tencent Holdings Ltd.	10,010
10,082	Twitter, Inc.*(a)	419,512

		429,522

Internet & Direct Marketing Retail – 0.2%
1,781	Alibaba Group Holding Ltd. ADR*	159,168
2,289	JD.com, Inc. ADR	136,195
161	JD.com, Inc. Class A	4,803
3,025	Meituan Class B*(c)	67,861

		368,027

IT Services – 2.4%
105,749	Be Shaping the Future SpA	364,737
148	Mastercard, Inc. Class A	52,361
90,838	Switch, Inc. Class A(a)	3,071,233
1,085	Visa, Inc. Class A	230,139

		3,718,470

Life Sciences Tools & Services – 0.3%
628	Danaher Corp.	183,043
363	IQVIA Holdings, Inc.*	87,218
352	Thermo Fisher Scientific, Inc.	210,641

		480,902

Media – 0.9%
43,531	Clear Channel Outdoor Holdings, Inc.*	67,473
6,975	Cumulus Media, Inc.*	55,382
32,395	Shaw Communications, Inc. Class B	876,313
18,636	TEGNA, Inc.	390,238

		1,389,406

Metals & Mining – 0.7%
7,703	ArcelorMittal SA	189,744
96,959	Glencore PLC	549,535
1,188	Rio Tinto PLC ADR	72,504
23,821	Vale SA	321,122

		1,132,905

Mortgage Real Estate Investment Trusts (REITs) – 0.3%
34,800	New Residential Investment Corp.	379,668

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail* – 0.1%
952	Dollar Tree, Inc.	$ 157,423

Oil, Gas & Consumable Fuels – 2.2%
10,166	Cenovus Energy, Inc.	193,706
1,211	Cheniere Energy, Inc.	181,141
14,049	Enbridge, Inc.	630,946
18,924	Eni SpA	227,478
4,857	Exxon Mobil Corp.	470,789
39,366	Gazprom PJSC*(b)	—
3,478	Imperial Oil Ltd.	166,682
3,021	LUKOIL PJSC(b)	—
26,870	Petroleo Brasileiro SA ADR	383,704
2,843	Reliance Industries Ltd.	90,420
27,893	Rosneft Oil Co. PJSC(b)	—
10,568	Shell PLC	281,649
11,481	TotalEnergies SE	586,419
3,355	Tourmaline Oil Corp.	210,200

		3,423,134

Personal Products – 0.1%
394	L’Oreal SA	148,955

Pharmaceuticals – 2.9%
7,275	AstraZeneca PLC	956,962
3,177	Novartis AG	272,999
2,747	Novo Nordisk A/S Class B	319,953
869	Roche Holding AG	288,512
2,142	Sanofi	212,858
14,025	Vifor Pharma AG*	2,450,342

		4,501,626

Professional Services – 3.4%
29,860	IBI Group, Inc.*	449,340
85,307	Intertrust NV*(c)	1,682,728
50,336	LifeWorks, Inc.	1,241,350
16,083	ManTech International Corp. Class A(a)	1,541,073
14,593	Nielsen Holdings PLC(a)	349,503

		5,263,994

Real Estate Management & Development – 0.1%
11,909	Immofinanz AG(b)	—
4,438	Immofinanz AG	67,811

Road & Rail – 1.1%
4,307	Canadian Pacific Railway Ltd.	339,693
10,459	Hitachi Transport System Ltd.	681,228
22,810	USA Truck, Inc.*	711,216

		1,732,137

Semiconductors & Semiconductor Equipment – 0.7%
418	Advanced Micro Devices, Inc.*	39,489
827	ASML Holding NV	475,218
1,218	Entegris, Inc.	133,858
126	Lam Research Corp.	63,064

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
6,820	Magnachip Semiconductor Corp.*	$ 104,073
2,465	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	218,103

		1,033,805

Software – 5.2%
14,434	Citrix Systems, Inc.(a)	1,463,752
102,851	Ecoonline AS*	242,412
368,025	Infomedia Ltd.	411,253
55,836	ironSource Ltd. Class A*	217,760
49,251	Mandiant, Inc.*(a)	1,121,938
1,863	Microsoft Corp.(d)	523,019
1,328	Oracle Corp.	103,371
29,992	Sailpoint Technologies Holdings, Inc.*(a)	1,912,590
31,095	Tufin Software Technologies Ltd.*	384,645
21,548	Zendesk, Inc.*(a)	1,625,150

		8,005,890

Specialty Retail – 0.3%
2,900	Ross Stores, Inc.	235,654
890	Valora Holding AG	243,275

		478,929

Textiles, Apparel & Luxury Goods – 0.0%
485	Cie Financiere Richemont SA Class A	58,480

Thrifts & Mortgage Finance – 0.3%
1,422	Aareal Bank AG*	46,216
14,542	Housing Development Finance Corp. Ltd.	438,846

		485,062

Tobacco – 1.1%
9,658	British American Tobacco PLC	378,436
10,740	British American Tobacco ADR	420,686
28,207	ITC Ltd.	108,171
7,515	Philip Morris International, Inc.	730,082

		1,637,375

Transportation Infrastructure – 0.8%
56,439	Atlantia SpA	1,304,341

Wireless Telecommunication Services – 0.4%
2,551	T-Mobile US, Inc.*	364,946
12,888	Telephone & Data Systems, Inc.	203,759

		568,705

TOTAL COMMON STOCKS (Cost $53,826,722)		$ 55,400,271

Shares	Description	Value

Warrants* – 0.0%
Financials – 0.0%
North Atlantic Acquisition Corp.
13,348		$ 1,068

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

Shares	Description	Value

Warrants* – (continued)
Pharmaceuticals – 0.0%
Biote Corp.
10,000		$ 2,500

TOTAL WARRANTS (Cost $7,798)		$ 3,568

Shares	Dividend Rate	Value

Preferred Stocks – 0.5%
Oil & Gas – 0.3%
Petroleo Brasileiro SA
65,547	9.200%	$ 432,622

Regional Banks – 0.2%
Itau Unibanco Holding SA
66,587	3.160	303,973

TOTAL PREFERRED STOCKS (Cost $642,971)		$ 736,595

Investment Company(e) – 35.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
54,402,467	2.062%	$ 54,402,467
(Cost $54,402,467)

TOTAL INVESTMENTS BEFORE SHORT POSITIONS – 92.2% (Cost $141,370,203)		$142,549,340

Shares	Description	Value

Common Stocks Sold Short – (2.0)%
Communications Equipment – (0.9)%
54,510	Adtran Holdings, Inc.	$ (1,313,146)

Construction & Engineering – (0.1)%
1,246	MasTec, Inc.	(98,347)

Diversified Telecommunication Services – (0.4)%
26,780	TELUS Corp.	(616,512)

Electronic Equipment, Instruments & Components – (0.1)%
3,837	II-VI, Inc.	(201,980)

Hotels, Restaurants & Leisure – (0.0)%
1,203	Light & Wonder, Inc. Class A	(61,281)

Semiconductors & Semiconductor Equipment – (0.3)%
1,218	Entegris, Inc.	(133,858)
1,276	MKS Instruments, Inc.	(150,823)
15,190	NeoPhotonics Corp.	(242,888)

		(527,569)

Software – (0.2)%
6,080	Unity Software, Inc.	(227,331)

TOTAL COMMON STOCKS SOLD SHORT (Cost $(2,774,560))		$ (3,046,166)

TOTAL SECURITIES SOLD SHORT – (2.0)% (Cost $(2,774,560))		$ (3,046,166)

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.8%		15,104,638

NET ASSETS – 100.0%		$154,607,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $1,640,097, which represents approximately 1.1% of net assets as of July 31, 2022.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	All or a portion of security is segregated as collateral for options.

(e)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
PJSC	— Public Joint-Stock Company
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London)	AUD	400,000	CAD	355,249	08/18/22	$2,162
	AUD	185,265	EUR	125,000	08/18/22	1,569
	AUD	1,315,772	GBP	750,000	08/18/22	5,893
	AUD	1,000,000	JPY	92,048,400	08/18/22	7,733
	AUD	200,000	NZD	220,201	08/18/22	1,303
	AUD	2,300,000	USD	1,574,719	08/18/22	32,815
	BRL	3,235,540	USD	603,138	08/02/22	21,825
	BRL	2,627,735	USD	500,000	09/02/22	2,870
	CAD	179,821	AUD	200,000	08/18/22	635
	CAD	1,813,927	EUR	1,375,000	08/18/22	9,374
	CAD	4,000,000	USD	3,095,475	08/18/22	28,090
	CHF	123,651	EUR	125,000	08/18/22	2,180
	CHF	290,846	GBP	250,000	08/18/22	1,431
	CHF	2,625,000	USD	2,708,263	08/18/22	53,604
	CLP	95,966,436	USD	100,000	08/01/22	6,480
	CLP	93,588,856	USD	100,000	08/05/22	3,767
	CLP	100,564,000	USD	100,000	08/11/22	11,372
	CLP	100,646,000	USD	100,000	08/12/22	11,441
	CLP	183,908,842	USD	200,000	08/16/22	3,473
	CLP	104,658,956	USD	100,000	08/18/22	15,747
	CLP	100,535,673	USD	100,000	08/19/22	11,165
	CLP	92,416,906	USD	100,000	08/22/22	2,127
	CLP	93,273,856	USD	100,000	08/25/22	3,013
	CNH	25,010,518	USD	3,700,000	08/18/22	5,864
	COP	459,169,357	USD	100,000	08/16/22	6,791
	COP	434,321,000	USD	100,000	08/22/22	893
	COP	448,224,000	USD	100,000	08/29/22	3,980
	CZK	2,416,852	USD	100,000	08/18/22	114
	EUR	750,000	CAD	980,997	08/18/22	1,458
	EUR	400,000	JPY	54,384,572	08/18/22	963
	EUR	4,750,000	USD	4,824,283	08/18/22	36,616
	GBP	375,000	AUD	652,647	08/18/22	715
	GBP	1,105,854	EUR	1,300,000	08/18/22	16,928
	GBP	1,937,500	USD	2,319,482	08/18/22	41,008
	INR	16,015,940	USD	200,000	08/17/22	1,620
	INR	7,997,387	USD	100,000	08/18/22	667
	INR	16,032,480	USD	200,000	08/22/22	1,732
	INR	16,015,800	USD	200,000	08/29/22	1,387
	JPY	303,340,180	AUD	3,200,000	08/18/22	41,223
	JPY	127,217,540	CAD	1,200,000	08/18/22	18,212
	JPY	390,525,536	EUR	2,800,000	08/18/22	67,099
	JPY	163,838,569	GBP	1,000,000	08/18/22	11,953
	JPY	220,495,400	NZD	2,600,000	08/18/22	20,586
	JPY	825,000,000	USD	5,999,608	08/18/22	195,346
	KRW	130,602,789	USD	100,000	08/05/22	293
	KRW	130,584,789	USD	100,000	08/08/22	185
	KRW	130,590,000	USD	100,000	08/12/22	194
	KRW	130,467,789	USD	100,000	08/16/22	106
	MXN	12,500,000	USD	605,831	08/18/22	5,297
	NOK	1,000,000	SEK	1,038,880	08/18/22	1,196
	NZD	222,291	AUD	200,000	08/18/22	12
	NZD	2,300,000	USD	1,427,238	08/18/22	19,216
	PLN	484,822	USD	100,000	08/18/22	4,212
	SEK	1,021,343	USD	100,000	08/18/22	591
	TRY	11,664,577	USD	600,000	09/15/22	14,402

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Deutsche Bank AG (London) (continued)	USD	561,913	AUD	800,000	08/18/22	$2,770
	USD	468,926	CAD	600,000	08/18/22	391
	USD	4,300,000	CNH	28,977,031	08/18/22	6,409
	USD	100,000	CZK	2,410,460	08/18/22	151
	USD	896,459	EUR	875,000	08/18/22	1,030
	USD	1,069,731	GBP	875,000	08/18/22	3,704
	USD	300,000	INR	23,797,178	08/05/22	30
	USD	100,000	INR	7,937,713	08/11/22	17
	USD	200,000	INR	15,879,200	08/29/22	330
	USD	100,000	KRW	129,706,934	08/05/22	395
	USD	48,903	MXN	1,000,000	08/18/22	13
	USD	252,849	NZD	400,000	08/18/22	1,291
	USD	500,000	TRY	9,392,666	09/15/22	5,266
	USD	100,000	TWD	2,991,240	08/08/22	281
	USD	100,000	TWD	2,988,639	08/22/22	329
	USD	300,000	TWD	8,966,116	08/26/22	948
	ZAR	3,401,005	USD	200,000	08/18/22	4,175
MS & Co. Int. PLC	AUD	1,597,000	USD	1,095,736	09/20/22	21,015
	CAD	2,561,000	USD	1,986,029	09/20/22	13,551
	EUR	241,000	USD	246,724	09/20/22	481
	GBP	444,000	USD	536,671	09/20/22	4,669
	SEK	4,394,000	USD	429,328	09/20/22	4,050
	USD	2,819	AUD	4,000	09/20/22	23
	USD	3,710,383	EUR	3,543,000	09/20/22	76,171
	USD	104,443	GBP	85,000	09/20/22	807

TOTAL						$909,225

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London)	AUD	182,389	EUR	125,000	08/18/22	$(442)
	AUD	649,807	GBP	375,000	08/18/22	(2,700)
	AUD	2,200,000	JPY	206,753,440	08/18/22	(14,877)
	AUD	200,000	NZD	222,983	08/18/22	(447)
	CAD	356,269	AUD	400,000	08/18/22	(1,364)
	CAD	980,906	EUR	750,000	08/18/22	(1,529)
	CAD	1,800,000	JPY	190,503,940	08/18/22	(24,898)
	CHF	144,294	GBP	125,000	08/18/22	(472)
	CHF	250,000	USD	263,129	08/18/22	(94)
	CNH	26,240,670	USD	3,900,000	08/18/22	(11,862)
	EUR	250,000	AUD	371,017	08/18/22	(3,477)
	EUR	125,000	CAD	165,297	08/18/22	(1,161)
	EUR	125,000	CHF	124,045	08/18/22	(2,594)
	EUR	1,000,000	GBP	851,391	08/18/22	(13,916)
	EUR	100,000	HUF	41,662,990	08/18/22	(2,508)
	EUR	2,400,000	JPY	333,331,300	08/18/22	(46,965)
	EUR	1,250,000	USD	1,284,410	08/18/22	(5,226)
	GBP	500,000	AUD	874,863	08/18/22	(2,309)
	GBP	250,000	CHF	290,425	08/18/22	(988)
	GBP	167,573	EUR	200,000	08/18/22	(512)
	GBP	1,125,000	JPY	184,019,610	08/18/22	(11,203)
	INR	23,793,299	USD	300,000	08/05/22	(79)
	INR	23,808,120	USD	300,000	08/11/22	(114)
	INR	15,888,200	USD	200,000	09/02/22	(278)
	JPY	111,103,080	AUD	1,200,000	08/18/22	(4,437)
	JPY	60,823,830	GBP	375,000	08/18/22	(140)
	JPY	16,718,500	NZD	200,000	08/18/22	(239)
	JPY	100,000,000	USD	753,757	08/18/22	(2,854)
	KRW	130,021,689	USD	100,000	08/11/22	(243)
	KRW	129,615,089	USD	100,000	08/12/22	(554)
	KRW	129,711,989	USD	100,000	09/02/22	(452)
	MXN	1,000,000	USD	49,150	08/18/22	(260)
	NZD	221,203	AUD	200,000	08/18/22	(673)
	NZD	2,400,000	JPY	204,826,640	08/18/22	(28,706)
	PLN	461,890	USD	100,000	08/18/22	(718)
	SEK	1,043,296	NOK	1,000,000	08/18/22	(762)
	TRY	3,679,246	USD	200,000	09/15/22	(6,205)
	TWD	2,990,793	USD	100,000	08/08/22	(296)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG (London) (continued)	USD	1,433,846	AUD	2,100,000	08/18/22	$(33,903)
	USD	600,000	BRL	3,235,541	08/02/22	(24,963)
	USD	1,613,728	CAD	2,100,000	08/18/22	(26,143)
	USD	3,106,422	CHF	3,000,000	08/18/22	(49,997)
	USD	104,491	CLP	95,966,436	08/01/22	(1,989)
	USD	100,000	CLP	96,799,710	08/05/22	(7,327)
	USD	100,000	CLP	97,967,344	08/11/22	(8,496)
	USD	100,000	CLP	96,193,330	08/12/22	(6,511)
	USD	200,000	CLP	201,373,000	08/16/22	(22,795)
	USD	100,000	CLP	92,152,550	08/18/22	(1,915)
	USD	100,000	CLP	91,940,000	08/19/22	(1,660)
	USD	100,000	CLP	92,032,844	08/22/22	(1,703)
	USD	100,000	CLP	92,477,600	08/25/22	(2,134)
	USD	3,600,000	CNH	24,321,887	08/18/22	(3,828)
	USD	100,000	COP	433,924,000	08/16/22	(919)
	USD	100,000	COP	447,692,643	08/22/22	(3,999)
	USD	6,563,830	EUR	6,500,000	08/18/22	(87,928)
	USD	2,831,937	GBP	2,375,000	08/18/22	(61,566)
	USD	100,000	HUF	41,375,580	08/18/22	(4,120)
	USD	200,000	INR	16,007,940	08/11/22	(1,636)
	USD	200,000	INR	15,993,126	08/17/22	(1,333)
	USD	100,000	INR	8,016,313	08/18/22	(906)
	USD	200,000	INR	16,005,400	08/22/22	(1,391)
	USD	4,833,725	JPY	662,500,000	08/18/22	(141,013)
	USD	100,000	KRW	130,667,311	08/08/22	(248)
	USD	100,000	KRW	130,598,211	08/11/22	(199)
	USD	200,000	KRW	261,173,000	08/12/22	(383)
	USD	100,000	KRW	131,073,711	08/16/22	(571)
	USD	100,000	KRW	130,861,211	08/29/22	(425)
	USD	455,868	MXN	9,500,000	08/18/22	(8,588)
	USD	200,000	NOK	1,994,662	08/18/22	(6,478)
	USD	1,178,087	NZD	1,900,000	08/18/22	(16,812)
	USD	100,000	PLN	483,782	08/18/22	(3,988)
	USD	200,000	SEK	2,082,983	08/18/22	(5,151)
	USD	900,000	TRY	17,713,883	09/15/22	(33,033)
	USD	400,000	ZAR	6,854,122	08/18/22	(11,477)
	ZAR	1,645,064	USD	100,000	08/18/22	(1,241)
MS & Co. Int. PLC	AUD	55,000	USD	38,619	09/20/22	(158)
	EUR	5,000	USD	5,314	09/20/22	(185)
	GBP	215,000	USD	264,161	09/20/22	(2,025)
	USD	1,544,897	AUD	2,234,000	09/20/22	(17,291)
	USD	3,912,843	CAD	5,056,000	09/20/22	(34,784)
	USD	239,025	CHF	231,000	09/20/22	(4,621)
	USD	1,230,051	EUR	1,208,000	09/20/22	(9,047)
	USD	932,276	GBP	773,000	09/20/22	(10,194)
	USD	530,271	JPY	72,133,000	09/20/22	(12,809)
	USD	234,400	NOK	2,340,000	09/20/22	(7,978)
	USD	431,237	SEK	4,394,000	09/20/22	(2,142)
	ZAR	738,000	USD	45,422	09/20/22	(1,275)

TOTAL						$(885,832)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	9	09/21/22	$1,296,000	$7,210
Amsterdam Exchanges Index	3	08/19/22	444,935	7,852
Brent Crude	10	08/31/22	1,039,700	5,001
Brent Crude	6	09/30/22	608,640	12,675
Brent Crude	1	10/31/22	99,620	5,359
CAC40 Index	4	08/19/22	263,587	9,365
Canada 10 Year Government Bonds	5	09/20/22	509,351	1,509
Canadian Dollar	3	09/20/22	234,120	615
Cattle Feeder	1	09/29/22	90,775	(115)
Coffee	1	09/20/22	81,450	(21)
Copper	3	08/24/22	594,619	(134,920)
Copper	4	08/26/22	792,825	(148,137)
Copper	1	09/01/22	198,206	(45,016)
Copper	1	09/08/22	198,199	(44,142)
Copper	2	09/09/22	396,403	(42,627)
Copper	1	09/13/22	198,212	(34,416)
Copper	1	09/14/22	198,200	(32,191)
Copper	1	09/21/22	198,137	(21,278)
Copper	2	09/22/22	396,194	(40,162)
Copper	2	09/23/22	396,112	(7,022)
Copper	2	09/29/22	396,050	2,213
Copper	1	10/07/22	198,086	6,333
Copper	1	10/13/22	198,144	16,716
Copper	1	10/19/22	198,056	9,553
Copper	1	10/21/22	197,962	12,084
Corn	3	12/14/22	93,000	5,981
Cotton No.2	1	12/07/22	48,370	2,163
DAX Index	2	09/16/22	688,453	9,400
Dollar Index	3	09/19/22	317,337	(2,528)
E-Mini Natural Gas	1	08/26/22	20,575	(963)
E-Mini Russell 2000 Index	4	09/16/22	377,060	8,589
Euro Stoxx 50 Index	14	09/16/22	529,708	16,714
Eurodollars	1	09/18/23	252,357	600
FTSE 100 Index	5	09/16/22	449,216	8,090
FTSE/JSE Top 40 Index	1	09/15/22	37,529	(177)
Gasoline RBOB	6	08/31/22	784,526	(2,795)
Ice Natural Gas	5	08/30/22	642,852	(18,490)
Italian 2 Year Government Bonds	2	09/08/22	223,481	1,277
Kospi 200 Index	11	09/08/22	684,695	(757)
Lead	1	08/23/22	50,981	(3,472)
Lead	1	09/07/22	51,017	(3,342)
Lead	1	09/08/22	51,020	(4,658)
Lead	1	09/21/22	51,063	2,960
Lead	1	10/25/22	50,867	814
Lean Hogs	2	10/14/22	77,780	986
Low Sulphur Gas Oil	5	09/12/22	544,625	18,220
Mini Topix Index	1	09/08/22	14,529	(34)
MSCI EAFE Index	2	09/16/22	195,210	5,502
MSCI Singapore Index	4	08/30/22	85,117	1,253
Nasdaq 100 E-Mini Index	11	09/16/22	2,853,730	52,099
Nickel	1	10/14/22	141,729	26,886
Nickel	1	10/25/22	141,711	7,188
Nickel	1	10/28/22	141,714	471
Nikkei 225 Index	2	09/08/22	416,198	1,872
Nikkei 225 Mini Index	8	09/08/22	166,479	502
NY Harbor ULSD	1	08/31/22	149,058	2,396

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Primary Aluminum	1	08/04/22	$62,587	$(11,503)
Primary Aluminum	1	08/05/22	62,594	(10,372)
Primary Aluminum	1	08/12/22	62,594	(5,960)
Primary Aluminum	1	08/16/22	62,594	(10,169)
Primary Aluminum	1	08/18/22	62,522	(10,209)
Primary Aluminum	1	08/19/22	62,512	(11,428)
Primary Aluminum	1	08/26/22	62,520	(9,108)
Primary Aluminum	2	08/31/22	125,075	(15,894)
Primary Aluminum	1	09/01/22	62,541	(6,362)
Primary Aluminum	2	09/07/22	125,125	(13,007)
Primary Aluminum	2	09/08/22	125,137	(14,369)
Primary Aluminum	4	09/09/22	250,299	(3,420)
Primary Aluminum	2	09/14/22	125,200	(6,819)
Primary Aluminum	2	09/16/22	125,212	(1,181)
Primary Aluminum	1	09/21/22	62,581	3,640
Primary Aluminum	1	09/23/22	62,550	(578)
Primary Aluminum	2	09/29/22	125,148	5,293
Primary Aluminum	1	10/05/22	62,628	1,662
Primary Aluminum	4	10/07/22	250,581	5,569
Primary Aluminum	2	10/13/22	125,387	8,168
Primary Aluminum	1	10/25/22	62,281	1,416
Primary Aluminum	1	10/26/22	62,244	1,728
Primary Aluminum	3	10/28/22	186,638	2,203
S&P 500 E-Mini Index	76	09/16/22	15,707,300	469,799
S&P Mid 400 E-Mini Index	1	09/16/22	251,440	6,978
S&P Toronto Stock Exchange 60 Index	3	09/15/22	556,167	11,147
SGX Nifty 50 Index	6	08/25/22	206,778	7,184
Silver	2	09/28/22	201,970	9,942
Soybean	2	01/13/23	83,340	(1,585)
SX5E Dividend Index	3	12/15/23	34,678	1,294
Topix Index	3	09/08/22	435,883	(1,467)
U.S. Dollar	17	08/12/22	169,961	(1,990)
Ultra Long U.S. Treasury Bonds	12	09/21/22	1,899,750	12,268
WTI Crude Oil	1	08/19/22	98,620	(361)
WTI Crude Oil	18	08/22/22	1,775,160	(33,061)
WTI Crude Oil	4	09/20/22	387,000	3,043
XAU Utilities	2	09/16/22	149,460	5,767
Yen Denominated Nikkei 225 Index	2	09/08/22	209,786	1,102

Total				$72,545

Short position contracts:
10 Year German Euro-Bund	(8)	09/08/22	(1,288,927)	(6,176)
10 Year U.K. Long Gilt	(14)	09/28/22	(2,014,874)	(11,648)
10 Year U.S. Treasury Notes	(7)	09/21/22	(847,984)	(100)
2 Year U.S. Treasury Notes	(5)	09/30/22	(1,052,305)	(2,285)
5 Year German Euro-Bobl	(4)	09/08/22	(522,758)	(931)
Amsterdam Exchanges Index	(2)	08/19/22	(296,623)	(29,069)
CAC40 Index	(17)	08/19/22	(1,120,243)	(95,513)
Canola	(1)	11/14/22	(13,944)	(1,074)
CBOE Volatility Index	(10)	08/17/22	(234,158)	12,405
CBOE Volatility Index	(16)	09/21/22	(406,107)	19,916
Cocoa	(3)	09/15/22	(64,733)	1,261
Copper	(3)	08/24/22	(594,619)	113,584
Copper	(4)	08/26/22	(792,825)	179,912
Copper	(1)	09/01/22	(198,206)	37,841
Copper	(1)	09/08/22	(198,199)	21,204
Copper	(2)	09/09/22	(396,404)	84,578
Copper	(1)	09/13/22	(198,213)	32,872
Copper	(1)	09/14/22	(198,200)	21,241
Copper	(1)	09/21/22	(198,138)	27,672
Copper	(2)	09/22/22	(396,194)	42,450

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Copper	(2)	09/23/22	$(396,113)	$26,656
Copper	(3)	09/28/22	(268,013)	(14,743)
Copper	(2)	09/29/22	(396,050)	21,756
Copper	(1)	10/07/22	(198,087)	(14,321)
Copper	(1)	10/13/22	(198,144)	(13,584)
Copper	(1)	10/19/22	(198,056)	(15,859)
Copper	(1)	10/21/22	(197,963)	(9,565)
Copper	(2)	10/26/22	(395,888)	(16,644)
Copper	(1)	10/28/22	(197,938)	(3,378)
Crude Oil	(1)	11/15/22	(24,160)	(3,024)
DAX Index	(2)	09/16/22	(688,453)	(50,103)
ECX Emission	(2)	12/19/22	(160,564)	2,485
Euro Stoxx 50 Index	(24)	09/16/22	(908,071)	(79,033)
Euro-Schatz	(2)	09/08/22	(225,127)	4
Eurodollars	(1)	09/18/23	(242,375)	(426)
French 10 Year Government Bonds	(11)	09/08/22	(1,646,696)	(11,808)
FTSE 100 Index	(14)	09/16/22	(1,257,805)	(67,671)
FTSE China A50 Index	(5)	08/30/22	(68,345)	867
FTSE/MIB Index	(8)	09/16/22	(914,775)	(50,514)
Gasoline RBOB	(2)	09/30/22	(240,677)	(2,914)
Gold 100 Oz	(9)	12/28/22	(1,603,620)	(42,386)
Hang Seng China Enterprises Index	(22)	08/30/22	(964,089)	15,791
Hang Seng Index	(16)	08/30/22	(2,047,822)	39,674
IBEX 35 Index	(5)	08/19/22	(417,012)	(13,646)
Japan 10 Year Government Bonds	(3)	09/12/22	(3,386,052)	370
KC HRW Wheat	(3)	09/14/22	(131,175)	(2,182)
Lead	(1)	08/23/22	(50,981)	3,391
Lead	(1)	09/07/22	(51,017)	4,342
Lead	(1)	09/08/22	(51,020)	(2,748)
Lead	(1)	09/21/22	(51,062)	1,334
Live Cattle	(2)	10/31/22	(113,780)	(424)
Mexican Peso	(4)	09/19/22	(97,340)	(247)
Mini HSI index	(30)	08/30/22	(767,933)	13,539
MSCI Emerging Markets Index	(81)	09/16/22	(4,043,925)	(164,354)
Natural Gas	(1)	08/29/22	(82,290)	(1,122)
Nickel	(1)	10/18/22	(141,719)	(23,612)
Nickel	(1)	10/25/22	(141,711)	(10,734)
Nickel	(1)	10/28/22	(141,714)	3
Nikkei 225 Index	(12)	09/08/22	(1,389,044)	(1,865)
OMXS 30 Index	(16)	08/19/22	(320,206)	(21,031)
Palladium	(1)	09/28/22	(212,970)	(29,122)
Platinum	(1)	10/27/22	(44,490)	(907)
Primary Aluminum	(1)	08/04/22	(62,587)	10,049
Primary Aluminum	(1)	08/05/22	(62,593)	10,048
Primary Aluminum	(1)	08/12/22	(62,593)	8,962
Primary Aluminum	(1)	08/16/22	(62,593)	8,891
Primary Aluminum	(1)	08/18/22	(62,522)	9,125
Primary Aluminum	(1)	08/19/22	(62,512)	8,872
Primary Aluminum	(1)	08/26/22	(62,519)	8,952
Primary Aluminum	(2)	08/31/22	(125,074)	11,276
Primary Aluminum	(1)	09/01/22	(62,541)	494
Primary Aluminum	(2)	09/07/22	(125,125)	7,980
Primary Aluminum	(2)	09/08/22	(125,137)	(524)
Primary Aluminum	(4)	09/09/22	(250,299)	22,489
Primary Aluminum	(2)	09/14/22	(125,200)	(3,012)
Primary Aluminum	(2)	09/16/22	(125,212)	6,432
Primary Aluminum	(1)	09/21/22	(62,581)	1,091
Primary Aluminum	(1)	09/23/22	(62,550)	(3,640)
Primary Aluminum	(2)	09/29/22	(125,148)	(779)
Primary Aluminum	(1)	10/05/22	(62,627)	(2,093)
Primary Aluminum	(3)	10/07/22	(187,936)	(7,158)
Primary Aluminum	(2)	10/13/22	(125,387)	(3,393)

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Primary Aluminum	(1)	10/14/22	$(62,681)	$(1,709)
Primary Aluminum	(1)	10/19/22	(62,643)	(2,247)
Primary Aluminum	(1)	10/25/22	(62,281)	(2,047)
Primary Aluminum	(1)	10/28/22	(62,212)	(1,266)
Robusta Coffee	(1)	09/26/22	(20,300)	(21)
S&P 500 E-Mini Index	(99)	09/16/22	(20,460,825)	(1,902,080)
S&P Toronto Stock Exchange 60 Index	(5)	09/15/22	(926,945)	(58,249)
Soybean	(3)	11/14/22	(220,275)	(8,644)
Soybean	(2)	12/14/22	(78,792)	(4,234)
SPI 200 Index	(5)	09/15/22	(599,135)	(34,810)
Sugar No. 11	(8)	09/30/22	(157,158)	284
Topix Index	(13)	09/08/22	(1,888,826)	(58,235)
Ultra 10 Year U.S. Treasury Notes	(2)	09/21/22	(262,500)	(2,299)
Ultra Long German Bonds	(3)	09/08/22	(569,691)	(10,774)
Wheat	(2)	09/14/22	(80,775)	1,996

Total				$(2,079,888)

TOTAL FUTURES CONTRACTS				$(2,007,343)

SWAP CONTRACTS — At July 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Alexandria Real Estate Equities, Inc.	0.400%	BofA Securities LLC	07/10/23	$—	(b)	$6,584	$—	$6,584
Alexandria Real Estate Equities, Inc.	0.400	BofA Securities LLC	07/12/23	—	(b)	32,125	—	32,125
Alexandria Real Estate Equities, Inc.	0.000	BofA Securities LLC	07/18/23	—	(b)	20,638	—	20,638
AMC Entertainment Holdings, Inc.	(0.500)	BofA Securities LLC	07/05/23	78		(9,610)	—	(9,610)
American Airlines Group, Inc.	(0.350)	BofA Securities LLC	07/05/23	284		29,434	—	29,434
American Airlines Group, Inc.	0.000	BofA Securities LLC	07/13/23	186		14,473	—	14,473
American Tower Corp.	0.000	BofA Securities LLC	07/14/23	—	(b)	53,687	—	53,687
Apartment Investment & Management Co.	0.000	BofA Securities LLC	07/17/23	—	(b)	95,112	—	95,112
AppFolio, Inc.	(0.350)	BofA Securities LLC	07/06/23	208		(796)	—	(796)
AppFolio, Inc.	(0.350)	BofA Securities LLC	07/17/23	454		(37,621)	—	(37,621)
Bendigo & Adelaide Bank Ltd.	(0.350)	BofA Securities LLC	07/27/23	322		(14,867)	—	(14,867)
Blackstone Mortgage Trust, Inc.	0.000	BofA Securities LLC	07/24/23	315		(31,010)	—	(31,010)
Blackstone Mortgage Trust, Inc.	(0.350)	BofA Securities LLC	07/27/23	316		(11,978)	—	(11,978)
Capitol Federal Financial, Inc.	(0.350)	BofA Securities LLC	07/07/23	179		7,294	—	7,294
Capitol Federal Financial, Inc.	0.000	BofA Securities LLC	07/13/23	230		(6,474)	—	(6,474)
Charter Communications, Inc.	(0.350)	BofA Securities LLC	07/06/23	236		14,772	—	14,772
Charter Communications, Inc.	(0.350)	BofA Securities LLC	07/14/23	228		12,108	—	12,108
Choice Hotels International, Inc.	(0.350)	BofA Securities LLC	07/03/23	352		7,586	—	7,586
Choice Hotels International, Inc.	(0.350)	BofA Securities LLC	07/13/23	434		7	—	7
Clorox Co.	(0.350)	BofA Securities LLC	07/03/23	240		(1,306)	—	(1,306)
Clorox Co.	(0.350)	BofA Securities LLC	07/17/23	398		(27,383)	—	(27,383)
Digital Realty Trust, Inc.	(0.350)	BofA Securities LLC	07/31/23	961		(18,186)	—	(18,186)
Direxion Daily Small Cap Bull 3X Shares	(2.806)	BofA Securities LLC	08/14/23	—	(b)	(104)	—	(104)
Direxion Daily Small Cap Bull 3X Shares	(0.200)	BofA Securities LLC	06/30/23	57		471	(556)	1,027
Direxion Daily Small Cap Bull 3X Shares	(2.834)	BofA Securities LLC	07/12/23	291		6,650	—	6,650
Direxion Daily Small Cap Bull 3X Shares	0.000	BofA Securities LLC	08/14/23	159		(45,062)	—	(45,062)
Domino’s Pizza, Inc.	(0.350)	BofA Securities LLC	07/17/23	380		(6,203)	—	(6,203)
Domino’s Pizza, Inc.	(0.350)	BofA Securities LLC	07/03/23	112		(9,693)	—	(9,693)
Equinix, Inc.	0.400	BofA Securities LLC	07/12/23	—	(b)	17,770	—	17,770
Essex Property Trust, Inc.	(0.350)	BofA Securities LLC	07/07/23	211		(6,579)	—	(6,579)
Essex Property Trust, Inc.	0.000	BofA Securities LLC	07/13/23	189		(10,905)	—	(10,905)
First American Financial Corp.	(0.350)	BofA Securities LLC	07/07/23	165		8,190	—	8,190
First American Financial Corp.	0.000	BofA Securities LLC	07/13/23	157		(5,503)	—	(5,503)
First Financial Bankshares, Inc.	0.000	BofA Securities LLC	07/14/23	488		(34,336)	—	(34,336)
Frontier Communications Parent, Inc.	0.000	BofA Securities LLC	07/14/23	—	(b)	13,552	—	13,552

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Frontier Communications Parent, Inc.	0.000	BofA Securities LLC	07/17/23	$—	(b)	$53,661	$—	$53,661
Frontier Communications Parent, Inc.	0.000	BofA Securities LLC	07/18/23	—	(b)	17,081	—	17,081
Frontier Communications Parent, Inc.	0.000	BofA Securities LLC	07/27/23	—	(b)	10,663	—	10,663
Hercules Capital, Inc.	(3.193)	BofA Securities LLC	07/27/23	162		(22,813)	—	(22,813)
Hercules Capital, Inc.	(2.810)	BofA Securities LLC	07/07/23	193		(25,537)	—	(25,537)
Hercules Capital, Inc.	(2.781)	BofA Securities LLC	07/13/23	129		(25,424)	—	(25,424)
Hilton Worldwide Holdings, Inc.	(0.350)	BofA Securities LLC	07/14/23	484		(13,902)	—	(13,902)
Hilton Worldwide Holdings, Inc.	(0.350)	BofA Securities LLC	07/05/23	164		6,966	—	6,966
IHS Holding Ltd.	0.000	BofA Securities LLC	07/18/23	—	(b)	(24,444)	—	(24,444)
IHS Holding Ltd.	0.000	BofA Securities LLC	07/19/23	—	(b)	(2,511)	—	(2,511)
IHS Holding Ltd.	0.000	BofA Securities LLC	07/14/23	—	(b)	(30,782)	—	(30,782)
Iron Mountain, Inc.	(0.350)	BofA Securities LLC	08/18/23	636		(21,380)	—	(21,380)
Kimco Realty Corp	(0.350)	BofA Securities LLC	07/18/23	314		(44,052)	—	(44,052)
KKR Real Estate Finance Trust, Inc.	(0.350)	BofA Securities LLC	07/07/23	129		(1,733)	—	(1,733)
M&T Bank Corp.	(0.400)	BofA Securities LLC	07/12/23	—	(b)	6,438	—	6,438
M&T Bank Corp.	0.000	BofA Securities LLC	07/17/23	—	(b)	33,774	—	33,774
M&T Bank Corp.	0.000	BofA Securities LLC	07/18/23	—	(b)	10,123	—	10,123
M/I Homes, Inc.	0.000	BofA Securities LLC	07/13/23	—	(b)	23,990	—	23,990
Main Street Capital Corp.	(1.260)	BofA Securities LLC	07/07/23	111		(19,846)	—	(19,846)
Main Street Capital Corp.	(1.271)	BofA Securities LLC	07/17/23	217		(62,296)	—	(62,296)
McCormick & Co, Inc.	(0.350)	BofA Securities LLC	07/06/23	214		2,675	—	2,675
McCormick & Co, Inc.	(0.350)	BofA Securities LLC	07/17/23	418		(8,916)	—	(8,916)
Mister Car Wash, Inc.	(0.350)	BofA Securities LLC	07/10/23	160		4,419	—	4,419

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS# (continued)

Reference Obligation/Index(a)	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Mister Car Wash, Inc.	(0.350)%	BofA Securities LLC	07/17/23	$80		$(3,268)	$—	$(3,268)
Morgan Stanley	(0.350)	BofA Securities LLC	07/10/23	238		1,283	—	1,283
Morgan Stanley	(0.350)	BofA Securities LLC	07/14/23	135		(16,141)	—	(16,141)
Motorcar Parts of America, Inc.	(0.350)	BofA Securities LLC	07/08/23	121		(3,444)	—	(3,444)
Motorcar Parts of America, Inc.	(0.350)	BofA Securities LLC	07/19/23	34		(2,524)	—	(2,524)
National Beverage Corp.	(0.350)	BofA Securities LLC	07/17/23	466		(53,457)	—	(53,457)
Oaktree Specialty Lending Corp	(0.400)	BofA Securities LLC	07/13/23	—	(b)	7,050	—	7,050
Office Properties Income Trust	(0.350)	BofA Securities LLC	07/19/23	153		(14,744)	—	(14,744)
Orion Office REIT, Inc.	(0.350)	BofA Securities LLC	07/10/23	148		10,436	—	10,436
Pebblebrook Hotel Trust	0.400	BofA Securities LLC	07/12/23	—	(b)	(51,412)	—	(51,412)
Pennymac Financial Services, Inc.	0.000	BofA Securities LLC	08/14/23	—	(b)	43,989	—	43,989
Petmed Express, Inc.	(0.932)	BofA Securities LLC	08/18/23	398		(2,943)	—	(2,943)
Petmed Express, Inc.	(0.899)	BofA Securities LLC	08/21/23	80		(751)	—	(751)
Prospect Capital Corp.	(0.120)	BofA Securities LLC	07/03/23	183		(914)	—	(914)
Prospect Capital Corp.	(2.259)	BofA Securities LLC	07/13/23	135		(3,484)	—	(3,484)
Realty Income Corp.	0.000	BofA Securities LLC	07/13/23	185		(21,656)	—	(21,656)
Realty Income Corp.	(0.350)	BofA Securities LLC	07/05/23	217		(19,616)	—	(19,616)
Regency Centers Corp.	(0.350)	BofA Securities LLC	07/06/23	308		5,963	—	5,963
Regency Centers Corp.	(0.350)	BofA Securities LLC	07/13/23	171		(8,804)	—	(8,804)
Rexford Industrial Realty, Inc.	0.000	BofA Securities LLC	07/31/23	—	(b)	84,275	—	84,275
Ross Stores, Inc.	0.400	BofA Securities LLC	07/12/23	—	(b)	6,762	—	6,762
Shenandoah Telecommunications Co.	(0.350)	BofA Securities LLC	07/31/23	123		3,020	—	3,020
Shenandoah Telecommunications Co.	0.000	BofA Securities LLC	07/13/23	197		3,767	—	3,767
Southwest Airlines Co.	0.000	BofA Securities LLC	07/13/23	—	(b)	(14,704)	—	(14,704)
Southwest Airlines Co.	0.000	BofA Securities LLC	07/18/23	—	(b)	5,518	—	5,518
T Rowe Price Group, Inc.	(0.350)	BofA Securities LLC	08/21/23	1,048		(3,451)	—	(3,451)
Tanger Factory Outlet Centers, Inc.	(0.350)	BofA Securities LLC	07/05/23	176		5,123	—	5,123
Target Corp.	(0.350)	BofA Securities LLC	07/27/23	628		(28,572)	—	(28,572)
Telephone & Data Systems, Inc.	0.400	BofA Securities LLC	07/12/23	—	(b)	(9,861)	—	(9,861)
Terreno Realty Corp.	0.000	BofA Securities LLC	08/14/23	—	(b)	35,503	—	35,503
Terreno Realty Corp.	0.000	BofA Securities LLC	08/18/23	—	(b)	19,025	—	19,025
TPG RE Finance Trust, Inc.	0.000	BofA Securities LLC	07/13/23	—	(b)	27,782	—	27,782
Vanguard Real Estate ETF	(0.350)	BofA Securities LLC	07/12/23	806		(24,223)	—	(24,223)
VICI Properties, Inc.	0.000	BofA Securities LLC	07/14/23	—	(b)	33,699	—	33,699
VICI Properties, Inc.	0.000	BofA Securities LLC	07/17/23	—	(b)	50,012	—	50,012
VICI Properties, Inc.	0.000	BofA Securities LLC	07/18/23	—	(b)	82,241	—	82,241
WD-40 Company	(0.350)	BofA Securities LLC	07/14/23	165		5,451	—	5,451
American Campus Communities	1.580	MS & Co. Int. PLC	02/02/23	46		7,370	—	7,370
Atlantia SpA	0.000	MS & Co. Int. PLC	07/07/23	64		39,623	—	39,623
Biffa PLC	1.190	MS & Co. Int. PLC	08/14/23	69		7,995	—	7,995
Brewin Dolphin Holdings PLC	1.190	MS & Co. Int. PLC	08/14/23	58		11,185	—	11,185
ContourGlobal PLC	1.190	MS & Co. Int. PLC	08/14/23	112		13,170	—	13,170
Electricite de France SA	0.000	MS & Co. Int. PLC	07/07/23	79		29,866	—	29,866
Euromoney Institutional Investor PLC	0.000	MS & Co. Int. PLC	08/14/23	7		1,348	—	1,348
HomeServe PLC	1.190	MS & Co. Int. PLC	08/14/23	126		48,296	—	48,296
John Menzies PLC	1.190	MS & Co. Int. PLC	08/14/23	186		32,116	—	32,116
Meggitt PLC	1.190	MS & Co. Int. PLC	08/14/23	195		47,960	—	47,960
Pendal Group Ltd	1.570	MS & Co. Int. PLC	03/25/24	34		4,790	—	4,790
Perpetual Ltd	(1.310)	MS & Co. Int. PLC	03/25/24	5		(4,926)	—	(4,926)
Ramsay Health Care Ltd	1.570	MS & Co. Int. PLC	03/25/24	12		19,431	—	19,431
Sanne Group PLC	1.190	MS & Co. Int. PLC	08/14/23	93		35,567	—	35,567
Schroders PLC	1.190	MS & Co. Int. PLC	08/14/23	13		45,463	—	45,463
Schroders PLC	(1.190)	MS & Co. Int. PLC	08/14/23	11		(46,470)	—	(46,470)
Shell Midstream Partners LP	1.580	MS & Co. Int. PLC	02/02/23	32		1,351	—	1,351
Ultra Electronics Holdings PLC	1.190	MS & Co. Int. PLC	08/14/23	48		61,470	—	61,470

TOTAL						$431,526	$(556)	$432,082

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.
(b)	Rounds to less than 1000s.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At July 31, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Healthcare Realty Trust, Inc.	$30.000	08/19/2022	53	$159,000	$795	$6,667	$(5,872)
Magnachip Semiconductor Corp	17.500	12/16/2022	80	140,000	9,000	11,322	(2,322)
NCR Corp	32.000	10/21/2022	261	835,200	91,350	92,532	(1,182)
Nextera Energy, Inc.	72.500	12/16/2022	9	65,250	12,465	5,069	7,396
Nielsen Holdings PLC	25.000	08/19/2022	13	32,500	1,690	647	1,043
Nortonlifelock, Inc.	25.000	09/16/2022	222	555,000	25,530	29,223	(3,693)

			638	$1,786,950	$140,830	$145,460	$(4,630)

Puts
S&P Global, Inc.	350.000	09/16/2022	4	140,000	1,900	5,248	(3,348)
Vonage Holdings Corp.	15.000	12/16/2022	221	331,500	—	44,829	(44,829)
Vonage Holdings Corp.	16.000	12/16/2022	94	150,400	—	13,816	(13,816)

			319	$621,900	$1,900	$63,893	$(61,993)

Total purchased option contracts			957	$2,408,850	$142,730	$209,353	$(66,623)

Written option contracts
Calls
Activision Blizzard, Inc.	85.000	08/19/2022	(59)	(501,500)	(1,239)	(3,381)	2,142
Magnachip Semiconductor Corp.	22.500	12/16/2022	(80)	(180,000)	(2,400)	(2,478)	78
NCR Corp.	32.000	08/19/2022	(209)	(668,800)	(51,205)	(45,451)	(5,754)
Nortonlifelock, Inc.	27.000	09/16/2022	(222)	(599,400)	(11,655)	(12,929)	1,274
S&P Global, Inc.	380.000	09/16/2022	(5)	(190,000)	(5,950)	(3,056)	(2,894)

			(575)	$(2,139,700)	$(72,449)	$(67,295)	$(5,154)

Puts
Activision Blizzard, Inc.	75.000	08/19/2022	(59)	(442,500)	(2,301)	(7,546)	5,245
Seagen, Inc.	175.000	08/19/2022	(13)	(227,500)	(7,020)	(10,032)	3,012

			(72)	$(670,000)	$(9,321)	$(17,578)	$8,257

Total written option contracts			(647)	$(2,809,700)	$(81,770)	$(84,873)	$3,103

TOTAL			310	$(400,850)	$60,960	$124,480	$(63,520)

Abbreviations:
BofA Securities LLC — Bank of America Securities LLC MS & Co. Int. PLC — Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS

Basis of Consolidation for the Goldman Sachs Multi-Manager Alternatives Fund — The Cayman Commodity — MMA IV, LLC (the “Subsidiary”), a Cayman Islands exempted company is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of July 31, 2022, the Fund’s net assets were $154,607,812 of which, $3,636,202, or 2.4%, represented the Subsidiary’s net assets.

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Special Purpose Acquisition Companies — The Fund invests in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Sold Short — Securities sold short are those securities which the Fund has sold but which it does not own. When the Fund sells a security it does not own, it must borrow the security that was sold and it generally delivers the proceeds from the short sale to the broker through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. The market value of securities pledged as collateral is included in the Schedule of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts. Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2022:

MULTI-MANAGER ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Special Purpose Acquisition Company	$32,006,439	$—	$—
Common Stock and/or Other Equity Investments(a)
Asia	2,099,484	1,978,212	—	(b)
Australia and Oceania	—	411,253	—
Europe	5,662,173	9,352,933	—
North America	35,191,390	—	—
South America	704,826	—	—
Preferred Stock	—	736,595
Warrants	—	3,568	—
Investment Company	54,402,467	—	—

Total	$130,066,779	$12,482,561	$—

Liabilities
Common Stock and/or Other Equity Investments
North America	$(3,046,166)	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(c)	$—	$909,225	$—
Futures Contracts(c)	1,670,740	—	—
Total Return Swap Contracts(c)	—	1,348,699	—
Options Purchased Contracts	142,730	—	—

Total	$1,813,470	$2,257,924	$—

Liabilities
Forward Foreign Currency Exchange Contracts(c)	$—	$(885,832)	$—
Futures Contracts(c)	(3,678,083)	—	—
Total Return Swap Contracts(c)	—	(916,617)	—
Written Option Contracts	(81,770)	—	—

Total	$(3,759,853)	$(1,802,449)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount represents valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of July 31, 2022. To the extent that the same positions were held as of the Fund’s prior fiscal year end, October 31, 2021, they were classified as either Level 1 or Level 2.
(c)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the [Fund/Portfolio] may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Fund’s performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Fund’s multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Fund’s performance depending on the performance of those investments and the overall market environment. The Fund’s Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Fund’s Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Fund, the Fund may be subject to greater counterparty risk than if it were managed directly by the Investment Adviser.

Short Position Risk — The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.

GOLDMAN SACHS MULTI-MANAGER ALTERNATIVES FUND

Consolidated Schedule of Investments (continued)

July 31, 2022 (Unaudited)

NOTES TO THE CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who [redeem/sell] their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risk — The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiar[y/ies] and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Fund. In reliance of such PLRs, this Fund have in the past sought to gain exposure to the commodity markets primarily through investments in commodity-linked notes and/or subsidiaries (currently, only the Fund invest in subsidiaries). However, the Fund has not received a PLR, and is/are not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Fund has limited its investments in commodity index-linked structured notes. The Fund has obtained an opinion of counsel that the Fund income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Fund’s income from such investments was not “qualifying income,” in which case the Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.